UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22961

EA Series Trust
(Exact name of registrant as specified in charter)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Address of principal executive offices) (Zip code)

3803 West Chester Pike, Suite 150
Newtown Square, PA 19073
(Name and address of agent for service)

(215) 330-4476
Registrant’s telephone number, including area code

Date of fiscal year end: July 31, 2026

Date of reporting period: July 31, 2026

Item 1. Report to Stockholders.

(a)

Burney U.S. Equity Select ETF Ticker: BRES Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Annual Shareholder Report https://burneyetfs.com/bres

This annual shareholder report contains important information about the Burney U.S. Equity Select ETF (the “Fund”) for the period of February 4, 2026 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://burneyetfs.com/bres. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$40	0.79%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
Since Inception (2/4/2026)
Burney U.S. Equity Select ETF - NAV	7.25%
S&P Composite 1500 Index	9.47%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://burneyetfs.com/bres for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?

During the Period, the Fund returned 7.25% (NAV) and underperformed the S&P Composite 1500 Index (which returned 9.47%). The Fund utilizes our proprietary stock selection process to select individual securities, while also employing a modest “factor rotation” style of investing that adjusts exposures across market-cap size (small- and mid-caps vs. large-caps) and style (value vs. growth).

The Fund's results were driven primarily by stock selection. During the market selloff in the Period's early months, the stock selection process favored companies with strong fundamentals, which worked in the Fund's favor. As the market rebounded and began rewarding risk-on positioning towards high-beta and low-quality stocks, that same fundamentals exposure became a headwind, and the process gradually shifted toward signals better suited to that environment. Because the headwinds during the risk-on period outweighed the earlier gains, stock selection detracted from performance overall.

Annual Shareholder Report: July 31, 2026

Burney U.S. Equity Select ETF Ticker: BRES Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Annual Shareholder Report https://burneyetfs.com/bres

KEY FUND STATISTICS (as of Period End)
Net Assets	$673,601,184	Portfolio Turnover Rate*	95%
# of Portfolio Holdings	73	Fund Advisory Fees Paid	$2,442,090
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	28.0%
Financials	17.6%
Consumer Discretionary	11.5%
Communication Services	10.3%
Industrials	9.7%
Health Care	6.5%
Consumer Staples	6.3%
Utilities	4.4%
Energy	2.2%
Real Estate	2.0%
Materials	1.4%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.5%
Alphabet, Inc. - Class A	6.2%
Expedia Group, Inc.	6.1%
Citigroup, Inc.	4.8%
Apple, Inc.	4.1%
Advanced Micro Devices, Inc.	3.8%
Capital One Financial Corp.	3.7%
AerCap Holdings NV	3.6%
Micron Technology, Inc.	3.6%
Arista Networks, Inc.	2.8%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://burneyetfs.com/bres. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2026

Burney U.S. Factor Rotation ETF Ticker: BRNY Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Annual Shareholder Report https://burneyetfs.com/brny/

This annual shareholder report contains important information about the Burney U.S. Factor Rotation ETF (the “Fund”) for the period of August 1, 2025 to July 31, 2026 (the “Period”). You can find additional information about the Fund at https://burneyetfs.com/brny/. You can also request this information by contacting us at (215) 330-4476. For information regarding your Fund shares or account, including account balances, transactions, or distributions, please contact your financial intermediary.

WHAT WERE THE FUND COSTS FOR THE PERIOD? (based on a hypothetical $10,000 investment)
COST OF $10,000 INVESTMENT	COST PAID AS A PERCENTAGE OF $10,000 INVESTMENT
$89	0.79%

HOW DID THE FUND PERFORM FOR THE PERIOD?

PERFORMANCE
	One Year	Since Inception (10/13/2022)
Burney U.S. Factor Rotation ETF - NAV	25.93%	24.92%
S&P Composite 1500 Index	19.97%	21.81%
The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://burneyetfs.com/brny/ for more recent performance information.

WHAT FACTORS INFLUENCED PERFORMANCE FOR THE PERIOD?
During the Period, the Fund returned 25.93% (NAV) and outperformed the S&P Composite 1500 Index (which returned 19.97%). The Fund continues to employ a "factor rotation" style of investing that adjusts exposures across market-cap size (small- and mid-caps vs. large-caps) and style (value vs. growth) while also continuing to rely on our proprietary stock selection model to select individual securities.

The Fund’s results were driven more by stock selection than market capitalization. During the Period, the market rewarded risk-on positioning as high beta and low-quality stocks outperformed, as did stocks rated highly by our revenue beat signal. Positive momentum modestly outperformed over the full Period. Our stock selection process combines exposures to these and other factors and we adjust factor influences through time. Increased exposure to our risk-on signals was in place during the Period, which was a positive contributor to the Fund’s return. Exposure to our fundamental signal detracted from stock selection effectiveness, while exposure to our momentum and revenue beat signals had positive impacts. Although our fundamental signal detracted in the risk-on environment, the combined positive impacts from our other signals more than offset this impact resulting in positive stock selection effectiveness overall.
Annual Shareholder Report: July 31, 2026

Burney U.S. Factor Rotation ETF Ticker: BRNY Listed on: The Nasdaq Stock Market LLC	July 31, 2026 Annual Shareholder Report https://burneyetfs.com/brny/

KEY FUND STATISTICS (as of Period End)
Net Assets	$581,482,374	Portfolio Turnover Rate*	254%
# of Portfolio Holdings	71	Fund Advisory Fees Paid	$3,913,272
*Portfolio turnover is not annualized and is calculated without regard to short-term securities having a maturity of less than one year. Excludes impact of in-kind transactions.

SECTOR WEIGHTING (as a % of Net Assets)
Information Technology	29.4%
Financials	16.4%
Communication Services	12.0%
Consumer Discretionary	9.5%
Industrials	8.7%
Consumer Staples	6.6%
Health Care	6.1%
Utilities	4.0%
Materials	3.3%
Energy	2.1%
Real Estate	1.7%
Cash and Cash Equivalents	0.2%

TOP 10 HOLDINGS (as a % of Net Assets)
NVIDIA Corp.	7.8%
Expedia Group, Inc.	6.3%
Alphabet, Inc. - Class A	6.0%
Apple, Inc.	4.9%
StoneX Group, Inc.	5.0%
Advanced Micro Devices, Inc.	4.0%
AerCap Holdings NV	3.7%
Arista Networks, Inc.	3.7%
Micron Technology, Inc.	3.5%
Microsoft Corp.	3.3%
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, and proxy information, visit https://burneyetfs.com/brny/. You can also request information by calling (215) 330-4476.
Householding
Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents or you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.
Annual Shareholder Report: July 31, 2026

(b) Not applicable.
Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the year covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the year covered by this report.

A copy of the registrant’s Code of Ethics is incorporated by reference.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Dr. Michael Pagano is an “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past fiscal year. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including review of the registrant’s tax returns and calculations of required income, capital gain and excise distributions. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	BRES	BRNY
	FYE 07/31/2026	FYE 07/31/2026	FYE 07/31/2025
(a) Audit Fees	$7,250	$8,750	$8,750
(b) Audit-Related Fees	N/A	N/A	N/A
(c) Tax Fees	$1,750	$2,250	$2,250
(d) All Other Fees	N/A	N/A	N/A

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) None of the fees billed by any Fund's principal accountant were applicable to non-audit services pursuant to a waiver of the pre-approval requirement.

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) None of the fees billed by any Fund's principal accountant were applicable to non-audit services billed or expected to be billed to any Fund’s investment adviser.

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Daniel Dorn, Chukwuemeka (Emeka) Oguh, and Michael Pagano.

(b) Not applicable.

Item 6. Investments.
(a)

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
COMMON STOCKS - 99.2%
Communication Services - 10.3%
Interactive Media & Services - 7.9%
Alphabet, Inc. - Class A	116,421	$41,461,011
Meta Platforms, Inc. - Class A	21,520	11,980,399
		53,441,410
Movies & Entertainment - 2.4%
Spotify Technology SA (a)	12,287	6,142,763
TKO Group Holdings, Inc.	54,309	9,873,919
		16,016,682
Total Communication Services		69,458,092

Consumer Discretionary - 11.5%
Apparel, Accessories & Luxury Goods - 2.3%
Ralph Lauren Corp.	32,541	12,376,644
Tapestry, Inc.	22,007	3,353,206
		15,729,850
Automobile Manufacturers - 0.9%
General Motors Co.	68,709	6,105,482

Broadline Retail - 1.6%
Amazon.com, Inc. (a)	39,717	10,786,343

Education Services - 0.5%
Stride, Inc. (a)	39,311	3,156,280

Hotels, Resorts & Cruise Lines - 6.2%
Expedia Group, Inc.	140,435	41,391,812
Total Consumer Discretionary		77,169,767

Consumer Staples - 6.3%
Consumer Staples Merchandise Retail - 2.7%
Costco Wholesale Corp.	19,110	18,190,618

Food Distributors - 3.1%
Andersons, Inc.	111,081	7,862,313
Performance Food Group Co. (a)	30,564	3,496,216
Sysco Corp.	69,841	5,953,247
US Foods Holding Corp. (a)	34,134	3,433,539
		20,745,315
Packaged Foods & Meats - 0.0% (b)
Tootsie Roll Industries, Inc.	1	15

The accompanying notes are an integral part of these financial statements.

1

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Soft Drinks & Non-alcoholic Beverages - 0.5%
Primo Brands Corp.	143,317	$3,253,296
Total Consumer Staples		42,189,244

Energy - 2.2%
Oil & Gas Exploration & Production - 1.5%
Diamondback Energy, Inc.	8,778	1,781,495
Talos Energy, Inc. (a)	574,488	8,720,728
		10,502,223
Oil & Gas Refining & Marketing - 0.7%
Delek US Holdings, Inc.	67,803	4,601,790
Total Energy		15,104,013

Financials - 17.6%
Asset Management & Custody Banks - 1.1%
Ameriprise Financial, Inc.	6,915	3,774,483
Brookfield Corp.	82,630	3,514,254
		7,288,737
Consumer Finance - 4.3%
Capital One Financial Corp.	119,887	25,057,582
Enova International, Inc. (a)	15,855	4,029,390
		29,086,972
Diversified Banks - 4.8%
Citigroup, Inc.	243,490	32,250,251

Investment Banking & Brokerage - 5.1%
Charles Schwab Corp.	62,346	6,561,293
Goldman Sachs Group, Inc.	5,055	5,147,911
Raymond James Financial, Inc.	26,691	4,697,082
StoneX Group, Inc. (a)	233,237	17,858,957
		34,265,243
Property & Casualty Insurance - 1.0%
Allstate Corp.	12,687	3,350,383
Heritage Insurance Holdings, Inc. (a)	113,981	3,347,622
		6,698,005
Regional Banks - 1.3%
Popular, Inc.	52,262	9,156,825
Total Financials		118,746,033

Health Care - 6.5%
Biotechnology - 3.7%
AnaptysBio, Inc. (a)	149,120	7,957,043
Bridgebio Pharma, Inc. (a)	44,083	3,530,607
CareDx, Inc. (a)	92,190	4,029,625
The accompanying notes are an integral part of these financial statements.

2

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Incyte Corp. (a)	29,036	$3,470,383
Syndax Pharmaceuticals, Inc. (a)	137,547	2,620,270
Travere Therapeutics, Inc. (a)	60,711	3,393,138
		25,001,066
Health Care Equipment - 0.8%
Novocure Ltd. (a)	192,582	2,857,917
Omnicell, Inc. (a)	76,916	2,720,519
		5,578,436
Health Care Supplies - 0.4%
STAAR Surgical Co. (a)	125,356	3,053,672

Life Sciences Tools & Services - 0.6%
Adaptive Biotechnologies Corp. (a)	170,189	3,841,166

Pharmaceuticals - 1.0%
Axsome Therapeutics, Inc. (a)	14,434	3,146,468
Liquidia Corp. (a)	39,828	3,349,933
		6,496,401
Total Health Care		43,970,741

Industrials - 9.7%
Aerospace & Defense - 1.2%
Astronics Corp. (a)	48,024	3,337,188
V2X, Inc. (a)	50,877	4,591,140
		7,928,328
Cargo Ground Transportation - 0.5%
XPO, Inc. (a)	17,697	3,556,566

Commercial Printing - 1.4%
Cimpress PLC (a)	97,136	9,587,323

Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	8,292	3,325,673

Industrial Machinery & Supplies & Components - 0.5%
Kennametal, Inc.	102,979	3,498,197

Passenger Airlines - 1.9%
United Airlines Holdings, Inc. (a)	105,882	12,846,663

Trading Companies & Distributors - 3.7%
AerCap Holdings NV	162,131	24,465,568
Total Industrials		65,208,318

The accompanying notes are an integral part of these financial statements.

3

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Information Technology - 28.0% (c)
Application Software - 1.0%
Datadog, Inc. - Class A (a)	13,207	$3,539,080
Guidewire Software, Inc. (a)	21,929	3,331,892
		6,870,972
Communications Equipment - 2.8%
Arista Networks, Inc. (a)	104,434	18,834,672

Semiconductor Materials & Equipment - 0.5%
Camtek Ltd. (a)	25,118	3,327,130

Semiconductors - 15.3%
Advanced Micro Devices, Inc. (a)	53,887	25,658,295
Marvell Technology, Inc.	15,780	2,959,697
Micron Technology, Inc.	29,198	24,030,830
NVIDIA Corp.	250,821	50,352,316
		103,001,138
Systems Software - 4.3%
Fortinet, Inc. (a)	86,583	14,022,117
Microsoft Corp.	31,842	14,797,614
		28,819,731
Technology Hardware, Storage & Peripherals - 4.1%
Apple, Inc.	89,450	27,631,999
Total Information Technology		188,485,642

Materials - 1.4%
Gold Mining - 0.9%
Eldorado Gold Corp.	101,949	3,077,840
SSR Mining, Inc. (a)	127,748	3,272,904
		6,350,744
Specialty Chemicals - 0.5%
Albemarle Corp.	27,763	3,266,039
Total Materials		9,616,783

Real Estate - 1.3%
Real Estate Services - 1.3%
FirstService Corp.	23,468	3,306,407
Jones Lang LaSalle, Inc. (a)	15,401	5,467,817
Total Real Estate		8,774,224

Utilities - 4.4%
Electric Utilities - 4.4%
Edison International	224,389	16,463,421
Hawaiian Electric Industries, Inc. (a)	250,551	3,237,119
The accompanying notes are an integral part of these financial statements.

4

BURNEY U.S. EQUITY SELECT ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
PG&E Corp.	562,813	$9,781,690
Total Utilities		29,482,230
TOTAL COMMON STOCKS (Cost $572,691,319)		668,205,087

REAL ESTATE INVESTMENT TRUSTS - 0.7%
Real Estate - 0.7%
Office REITs - 0.7%
BXP, Inc.	66,703	4,677,214
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $4,164,429)		4,677,214

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.58% (d)	913,969	913,969
TOTAL MONEY MARKET FUNDS (Cost $913,969)		913,969

TOTAL INVESTMENTS - 100.0% (Cost $577,769,717)		$673,796,270
Liabilities in Excess of Other Assets - (0.0)% (b)		(195,086)
TOTAL NET ASSETS - 100.0%		$673,601,184

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

The accompanying notes are an integral part of these financial statements.

5

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
COMMON STOCKS - 99.2%
Communication Services - 12.0%
Interactive Media & Services - 9.2%
Alphabet, Inc. - Class A	97,388	$34,682,789
Meta Platforms, Inc. - Class A	29,123	16,213,065
Pinterest, Inc. - Class A (a)	118,475	2,844,585
		53,740,439
Movies & Entertainment - 2.8%
Spotify Technology SA (a)	5,592	2,795,664
TKO Group Holdings, Inc.	73,301	13,326,855
		16,122,519
Total Communication Services		69,862,958

Consumer Discretionary - 9.5%
Apparel, Accessories & Luxury Goods - 1.2%
Ralph Lauren Corp.	18,463	7,022,217

Automobile Manufacturers - 0.5%
General Motors Co.	33,238	2,953,529

Broadline Retail - 1.5%
Amazon.com, Inc. (a)	31,702	8,609,629

Hotels, Resorts & Cruise Lines - 6.3%
Expedia Group, Inc.	123,541	36,412,474
Total Consumer Discretionary		54,997,849

Consumer Staples - 6.6%
Agricultural Products & Services - 0.5%
Darling Ingredients, Inc. (a)	45,356	2,750,388

Consumer Staples Merchandise Retail - 1.3%
Costco Wholesale Corp.	2,612	2,486,336
Dollar General Corp.	42,518	5,401,912
		7,888,248
Food Distributors - 2.7%
Andersons, Inc.	89,404	6,328,015
Performance Food Group Co. (a)	28,228	3,229,001
Sysco Corp.	71,028	6,054,427
		15,611,443
Soft Drinks & Non-alcoholic Beverages - 2.1%
Coca-Cola Consolidated, Inc.	17,216	3,234,887
Coca-Cola Europacific Partners PLC	27,470	3,006,866
Monster Beverage Corp. (a)	30,705	2,959,348
The accompanying notes are an integral part of these financial statements.

1

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Primo Brands Corp.	134,969	$3,063,796
		12,264,897
Total Consumer Staples		38,514,976

Energy - 2.1%
Oil & Gas Exploration & Production - 1.5%
Talos Energy, Inc. (a)	579,771	8,800,924

Oil & Gas Storage & Transportation - 0.6%
TC Energy Corp.	50,047	3,374,669
Total Energy		12,175,593

Financials - 16.4%
Asset Management & Custody Banks - 2.0%
Northern Trust Corp.	34,739	6,329,098
State Street Corp.	28,573	5,262,004
		11,591,102
Consumer Finance - 3.1%
Capital One Financial Corp.	87,653	18,320,353

Diversified Banks - 2.6%
Citigroup, Inc.	113,348	15,012,943

Investment Banking & Brokerage - 7.7%
Goldman Sachs Group, Inc.	14,520	14,786,877
StoneX Group, Inc. (a)	344,495	26,377,944
Virtu Financial, Inc. - Class A	63,601	3,735,287
		44,900,108
Property & Casualty Insurance - 0.5%
Heritage Insurance Holdings, Inc. (a)	99,140	2,911,742

Reinsurance - 0.5%
SiriusPoint Ltd. (a)	120,667	2,853,775
Total Financials		95,590,023

Health Care - 6.1%
Biotechnology - 3.1%
AnaptysBio, Inc. (a)	124,335	6,634,516
Bridgebio Pharma, Inc. (a)	38,033	3,046,063
Incyte Corp. (a)	27,947	3,340,225
PTC Therapeutics, Inc. (a)	33,102	2,251,267
Travere Therapeutics, Inc. (a)	51,323	2,868,443
		18,140,514
The accompanying notes are an integral part of these financial statements.

2

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Health Care Equipment - 1.0%
Novocure Ltd. (a)	219,661	$3,259,769
Omnicell, Inc. (a)	64,257	2,272,770
		5,532,539
Health Care Supplies - 0.4%
STAAR Surgical Co. (a)	106,308	2,589,663

Life Sciences Tools & Services - 0.6%
Adaptive Biotechnologies Corp. (a)	147,632	3,332,054

Pharmaceuticals - 1.0%
Axsome Therapeutics, Inc. (a)	12,569	2,739,916
Liquidia Corp. (a)	34,271	2,882,534
		5,622,450
Total Health Care		35,217,220

Industrials - 8.7%
Aerospace & Defense - 1.7%
Astronics Corp. (a)	43,112	2,995,853
V2X, Inc. (a)	79,631	7,185,901
		10,181,754
Commercial Printing - 1.6%
Cimpress PLC (a)	30,826	3,042,526
Deluxe Corp.	242,385	6,270,500
		9,313,026
Construction & Engineering - 0.5%
Dycom Industries, Inc. (a)	7,079	2,839,175

Office Services & Supplies - 0.6%
Interface, Inc.	94,890	3,250,931

Passenger Airlines - 0.6%
United Airlines Holdings, Inc. (a)	30,256	3,670,961

Trading Companies & Distributors - 3.7%
AerCap Holdings NV	141,990	21,426,291
Total Industrials		50,682,138

Information Technology - 29.4% (b)
Application Software - 1.5%
Palantir Technologies, Inc. - Class A (a)	22,622	2,783,863
Zoom Communications, Inc. - Class A (a)	59,285	5,695,510
		8,479,373
The accompanying notes are an integral part of these financial statements.

3

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
Communications Equipment - 3.7%
Arista Networks, Inc. (a)	118,601	$21,389,690

Semiconductors - 16.0%
Advanced Micro Devices, Inc. (a)	49,450	23,545,617
Marvell Technology, Inc.	22,239	4,171,147
Micron Technology, Inc.	24,602	20,248,184
NVIDIA Corp.	224,652	45,098,889
		93,063,837
Systems Software - 3.3%
Microsoft Corp.	41,640	19,350,941

Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	92,639	28,617,114
Total Information Technology		170,900,955

Materials - 3.3%
Gold Mining - 1.9%
Coeur Mining, Inc.	145,719	2,172,670
Eldorado Gold Corp.	212,225	6,407,073
SSR Mining, Inc. (a)	110,445	2,829,601
		11,409,344
Specialty Chemicals - 0.9%
Albemarle Corp.	23,775	2,796,891
Celanese Corp.	52,962	2,368,461
		5,165,352
Steel - 0.5%
Cleveland-Cliffs, Inc. (a)	246,777	2,842,871
Total Materials		19,417,567

Real Estate - 1.1%
Real Estate Services - 1.1%
FirstService Corp.	20,456	2,882,046
Jones Lang LaSalle, Inc. (a)	9,661	3,429,945
Total Real Estate		6,311,991

Utilities - 4.0%
Electric Utilities - 4.0%
Edison International	184,327	13,524,072
Hawaiian Electric Industries, Inc. (a)	216,348	2,795,216
PG&E Corp.	394,503	6,856,462
Total Utilities		23,175,750
TOTAL COMMON STOCKS (Cost $498,651,423)		576,847,020

The accompanying notes are an integral part of these financial statements.

4

BURNEY U.S. FACTOR ROTATION ETF
SCHEDULE OF INVESTMENTS
July 31, 2026

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 0.6%
Real Estate - 0.6%
Office REITs - 0.6%
BXP, Inc.	43,908	$3,078,829
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,933,386)		3,078,829

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.3%
First American Government Obligations Fund - Class X, 3.58% (c)	1,876,168	1,876,168
TOTAL MONEY MARKET FUNDS (Cost $1,876,168)		1,876,168

TOTAL INVESTMENTS - 100.1% (Cost $503,460,977)		$581,802,017
Liabilities in Excess of Other Assets - (0.1)%		(319,643)
TOTAL NET ASSETS - 100.0%		$581,482,374

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(c)	The rate shown represents the 7-day annualized yield as of July 31, 2026.

The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

(b) Not applicable.
The accompanying notes are an integral part of these financial statements.

5

BURNEY ETFs
Item 7. Financial Statements and Financial Highlights for Open-End Management Investment
Companies.

STATEMENT OF ASSETS AND LIABILITIES
July 31, 2026

	Burney U.S. Equity Select ETF	Burney U.S. Factor Rotation ETF
ASSETS:
Investments, at value (See Note 2)	$673,796,270	$581,802,017
Receivable for investments sold	193,455	—
Receivable for fund shares sold	802,863	1,716,978
Dividends receivable	36,578	51,919
Dividend tax reclaims receivable	11,279	781
Total assets	674,840,445	583,571,695

LIABILITIES:
Payable for investments purchased	781,826	1,694,613
Payable to adviser (See Note 3)	457,435	394,708
Total liabilities	1,239,261	2,089,321
NET ASSETS	$673,601,184	$581,482,374

NET ASSETS CONSIST OF:
Paid-in capital	$596,887,805	$597,325,296
Total distributable earnings (accumulated losses)	76,713,379	(15,842,922)
Total net assets	$673,601,184	$581,482,374

Net assets	$673,601,184	$581,482,374
Shares issued and outstanding (unlimited shares authorized without par value)	25,170,000	10,160,000
Net asset value per share	$26.76	$57.23

COST:
Investments, at cost	$577,769,717	$503,460,977

The accompanying notes are an integral part of these financial statements.

BURNEY ETFs

STATEMENT OF OPERATIONS
For the Period Ended July 31, 2026

	Burney U.S. Equity Select ETF(a)	Burney U.S. Factor Rotation ETF
INVESTMENT INCOME:
Dividend income from unaffiliated securities	$2,887,782	$4,747,898
Dividend income from affiliated securities	13,674	—
Less: Issuance fees	(312)	(272)
Less: Dividend withholding taxes	(25,843)	(41,340)
Total investment income	2,875,301	4,706,286

EXPENSES:
Investment advisory fee (See Note 3)	2,442,090	3,913,272
Total expenses	2,442,090	3,913,272
NET INVESTMENT INCOME (LOSS)	433,211	793,014

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments in unaffiliated securities	(19,283,781)	(54,262,465)
Investments in affiliated securities	(14,495)	—
In-kind redemptions in unaffiliated securities	251,329,038	137,270,746
In-kind redemptions in affiliated securities	9,366,160	—
Net realized gain (loss)	241,396,922	83,008,281

Net change in unrealized appreciation (depreciation) on:
Investments in unaffiliated securities	(197,138,434)	28,442,461
Investments in affiliated securities	(8,121,034)	—
Net change in unrealized appreciation (depreciation)	(205,259,468)	28,442,461
Net realized and unrealized gain (loss)	36,137,454	111,450,742
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$36,570,665	$112,243,756

(a) Inception date of the Fund was February 4, 2026.

The accompanying notes are an integral part of these financial statements.

BURNEY ETFs
STATEMENT OF CHANGES IN NET ASSETS

	Burney U.S. Equity Select ETF	Burney U.S. Factor Rotation ETF
	Period ended July 31, 2026(a)	Year ended July 31, 2026	Year ended July 31, 2025
OPERATIONS:
Net investment income (loss)	$433,211	$793,014	$932,214
Net realized gain (loss)	241,396,922	83,008,281	38,979,256
Net change in unrealized appreciation (depreciation)	(205,259,468)	28,442,461	22,123,264
Net increase (decrease) in net assets from operations	36,570,665	112,243,756	62,034,734

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	436,326	934,460	(809,272)
From return of capital	612,204	189,745	—
Total distributions to shareholders	1,048,530	1,124,205	(809,272)

CAPITAL TRANSACTIONS:
Shares sold	551,928,401	725,687,980	425,537,269
Shares issued from in-kind contribution at inception (See Note 1)	599,023,083	—	—
Shares redeemed	(512,872,435)	(671,718,723)	(322,997,268)
ETF transaction fees (See Note 1)	—	18	12
Net increase (decrease) in net assets from capital transactions	638,079,049	53,969,275	102,540,013

NET INCREASE (DECREASE) IN NET ASSETS	673,601,184	165,088,826	163,765,475

NET ASSETS:
Beginning of the period	—	416,393,548	252,628,073
End of the period	$673,601,184	$581,482,374	$416,393,548

SHARES TRANSACTIONS
Shares sold	20,560,000	14,040,000	10,180,000
Shares issued from in-kind contribution at inception (See Note 1)	23,960,000	—	—
Shares redeemed	(19,350,000)	(13,020,000)	(7,760,000)
Total increase (decrease) in shares outstanding	25,170,000	1,020,000	2,420,000

(a) Inception date of the Fund was February 4, 2026.

The accompanying notes are an integral part of these financial statements.

BURNEY ETFs

FINANCIAL HIGHLIGHTS

Burney U.S. Equity Select ETF

Period ended July 31, 2026(a)
PER SHARE DATA:

Net asset value, beginning of period	$25.00

INVESTMENT OPERATIONS:
Net investment income (b)(h)	0.02
Net realized and unrealized gain (loss) on investments (c)	1.78
Total from investment operations	1.80

LESS DISTRIBUTIONS FROM:
Net investment income	(0.01)
Return of capital	(0.03)
Total distributions	(0.04)

Net asset value, end of period	$26.76

TOTAL RETURN (d)	7.25%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$673,601
Ratio of expenses to average net assets (e)(g)	0.79%
Ratio of net investment income (loss) to average net assets (e)(g)	0.14%
Portfolio turnover rate (d)(f)	95%

(a)	Inception date of the Fund was February 4, 2026.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Ratios do not include the expenses of the underlying investment companies in which the Fund invests.
(h)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

The accompanying notes are an integral part of these financial statements.

BURNEY ETFs

FINANCIAL HIGHLIGHTS

Burney U.S. Factor Rotation ETF

	Year ended July 31,			Period ended July 31, 2023(a)
	2026	2025	2024
PER SHARE DATA:

Net asset value, beginning of period	$45.56	$37.59	$30.02	$25.01

INVESTMENT OPERATIONS:
Net investment income (b)	0.08	0.12	0.15	0.19
Net realized and unrealized gain (loss) on investments (c)	11.71	7.95	7.59	5.02
Total from investment operations	11.79	8.07	7.74	5.21

LESS DISTRIBUTIONS FROM:
Net investment income	(0.10)	(0.10)	(0.15)	(0.20)
Return of capital	(0.02)	—	(0.02)	—
Total distributions	(0.12)	(0.10)	(0.17)	(0.20)

ETF transaction fees per share	0.00 (d)	0.00 (d)	0.00 (d)	N/A
Net asset value, end of period	$57.23	$45.56	$37.59	$30.02

TOTAL RETURN (e)	25.93%	21.46%	25.85%	20.92%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$581,482	$416,394	$252,628	$179,541
Ratio of expenses to average net assets (f)	0.79%	0.79%	0.79%	0.79%
Ratio of net investment income (loss) to average net assets (f)	0.16%	0.30%	0.45%	0.85%
Portfolio turnover rate (e)(g)	254%	222%	132%	119%

(a)	Inception date of the Fund was October 13, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.
(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

BURNEY ETFs

NOTES TO THE FINANCIAL STATEMENTS
July 31, 2026

NOTE 1 – ORGANIZATION

Burney U.S. Equity Select ETF (“BRES”) and Burney U.S. Factor Rotation ETF (“BRNY”) (individually, a “Fund”, or collectively, the “Funds”) are each a series of the EA Series Trust (the “Trust”), which was organized as a Delaware statutory trust on October 11, 2013. The Trust is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended (the “Securities Act”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946-Financial Services-Investment Companies. See the Funds’ Prospectus and Statement of Additional Information regarding the risks of investing in shares of each Fund.

Ticker	Commencement of Operations	Creation Unit Size	Listing Exchange	Diversification Classification
BRES	February 4, 2026	10,000	The Nasdaq Stock Market LLC	Non-diversified
BRNY	October 13, 2022	10,000	The Nasdaq Stock Market LLC	Diversified

The investment objective for each Fund is to:

Fund	Investment Objective
BRES	seek capital appreciation.
BRNY	seek capital appreciation.

As part of BRES’s commencement of operations on February 4, 2026, the Fund received an in-kind contribution from assets managed by the Sub-Adviser (as defined below), which consisted of $599,023,083 of securities which were recorded at their current value. However, as the transaction was determined to be a non-taxable transaction by management, the Fund elected to retain the securities’ original cost basis for tax purposes. The cost of the contributed securities as of February 4, 2026, was $297,737,062, resulting in net unrealized appreciation on investments of $301,286,021 as of that date. As a result of the in-kind contribution, the Fund issued 23,960,000 shares at a $25.00 per share net asset value.

Market prices for the shares may be different from their net asset value (“NAV”). Each Fund issues and redeems shares on a continuous basis at NAV only in blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day in share amounts less than a Creation Unit. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is a participant of a clearing agency registered with the SEC, which has a written agreement with the Trust or one of its service providers that allows the authorized participant to place orders for the purchase and redemption of creation units. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.
Authorized Participants may be required to pay a transaction fee to compensate the Trust or its custodian for costs incurred in connection with creation and redemption transactions. Certain transactions consisting all or partially of cash may also be subject to a variable charge, which is payable to the relevant Fund, of up to 2.00% of the value of the order in addition to the transaction fee. The Funds may determine to waive the variable charge on certain orders when such waiver is determined to be in the best interests of Funds’ shareholders. Transaction fees received by a particular Fund, if any, are displayed in the Capital Share Transactions sections of the Statements of Changes in Net Assets.
The end of the reporting period for each Fund is July 31, 2026, and the period covered by these Notes to Financial Statements is from February 4, 2026 to July 31, 2026 for BRES and August 1, 2025 to July 31, 2026 for BRNY (the “Current Fiscal Period”).

BURNEY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A.Security Valuation. Equity securities that are traded on a national securities exchange, except those listed on the NASDAQ Global Market® (“NASDAQ”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or NASDAQ security does not trade, then the most recent quoted bid for exchange-traded or the mean between the most recent quoted bid and ask price for NASDAQ securities will be used. Equity securities that are not traded on a listed exchange are generally valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of exchange-traded open-end investment companies which are priced as equity securities. Fair values for debt securities, including asset-backed securities (“ABS”), collateralized loan obligations (“CLO”), collateralized mortgage obligations (“CMO”), corporate obligations, whole loans, and mortgage-backed securities (“MBS”) are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Reverse repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value. Futures contracts are carried at fair value using the primary exchange’s closing (settlement) price.

Subject to its oversight, the Trust’s Board of Trustees (the “Board”) has delegated primary responsibility for determining or causing to be determined the value of the Fund’s investments to Empowered Funds, LLC dba EA Advisers (the “Adviser”), pursuant to the Trust’s valuation policy and procedures, which have been adopted by the Trust and approved by the Board. In accordance with Rule 2a-5 under the 1940 Act, the Board designated the Adviser as the “valuation designee” of each Fund. If the Adviser, as valuation designee, determines that reliable market quotations are not readily available for an investment, the investment is valued at fair value as determined in good faith by the Adviser in accordance with the Trust’s fair valuation policy and procedures. The Adviser will provide the Board with periodic reports, no less frequently than quarterly, that discuss the functioning of the valuation process, if applicable, and that identify issues and valuation problems that have arisen, if any. As appropriate, the Adviser and the Board will review any securities valued by the Adviser in accordance with the Trust’s valuation policies during these periodic reports. The use of fair value pricing by each Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated without regard to such considerations.

As described above, the Funds may use various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

BURNEY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the fair value classification of the Funds investments as of the Current Fiscal Period end:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
BRES
Investments:
Common Stocks	$668,205,087	$—	$—	$668,205,087
Real Estate Investment Trusts	4,677,214	—	—	4,677,214
Money Market Funds	913,969	—	—	913,969
Total Investments	$673,796,270	$—	$—	$673,796,270

BRNY
Investments:
Common Stocks	$576,847,020	$—	$—	$576,847,020
Real Estate Investment Trusts	3,078,829	—	—	3,078,829
Money Market Funds	1,876,168	—	—	1,876,168
Total Investments	$581,802,017	$—	$—	$581,802,017

Refer to the Schedule of Investments for further disaggregation of investment categories.

During the Current Fiscal Period, the Funds did not invest in any Level 3 investments and recognized no transfers to/from Level 3. Transfers between levels are recognized at the end of the reporting period.

B.Foreign Currency. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts using the spot rate of exchange at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. That portion of gains (losses) attributable to the changes in market prices and the portion of gains (losses) attributable to changes in foreign exchange rates, if any, would appear on the “Statement of Operations” under “Net realized gain (loss) – Foreign currency translation” and “Change in net unrealized appreciation (depreciation) – Foreign currency translation,” respectively, if applicable.

BURNEY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

If applicable, each Fund reports net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

C.Federal Income Taxes. The Funds’ policy is to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of their net investment income and net capital gains to shareholders. Therefore, no federal income tax provision is required. Each Fund plans to file U.S. Federal and various state and local tax returns.

Each Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expenses in the Statements of Operations. During the Current Fiscal Period, the Funds did not incur any interest or penalties.

D.Foreign Taxes. The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions.  All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if there are any, are paid by each Fund and are reflected in their Statement of Operations. Foreign taxes payable or deferred as of the current period end, if any, are disclosed in the Statement of Assets and Liabilities.

Consistent with U.S. GAAP accrual requirements, for uncertain tax positions, each Fund recognizes tax reclaims when the Funds determine that it is more likely than not that the Funds will sustain its position that it is due the reclaim.

The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statement of Operations includes tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.

E.Security Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recorded on the ex-dividend date, net of any foreign taxes withheld at source. Interest income is recorded on an accrual basis. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations.

Distributions received from a Funds’ investments in REITs and MLPs may be characterized as ordinary income, net capital gain, or return of capital. The proper characterization of such distributions is generally not known until after the end of each calendar year. As such, the Funds must use estimates in reporting the character of their income and distributions for financial statement purposes. Such estimates are based on historical information available from each MLP and other industry sources. The actual character of distributions to each Fund’s shareholders will be reflected on the Form 1099 received by shareholders after the end of the calendar year. Due to the nature of such investments, a portion of the distributions received by each Fund’s shareholders may represent a return of capital.

BURNEY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

Distributions to shareholders from net investment income for each Fund are declared and paid on a quarterly basis for the Funds and distributions to shareholders from net realized gains on securities normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date. The Funds may distribute more frequently, if necessary, for tax purposes.

F.Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates.

G.Share Valuation. The NAV per share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash and other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Funds’ shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for regular trading. The offering and redemption price per share for each Fund is equal to the Fund’s net asset value per share.

H.Guarantees and Indemnifications. In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. Additionally, as is customary, the Trust’s organizational documents permit the Trust to indemnify its officers and trustees against certain liabilities under certain circumstances. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be against the Funds that have not yet occurred. As of the date of this Report, no claim has been made for indemnification pursuant to any such agreement of the Funds.

I.Segment Reporting: The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The Funds’ adoption of the new standard impacted financial statement disclosures only and did not affect each Fund’s financial position or results of operations.

The Treasurer (principal financial officer) acts as the Funds’ Chief Operating Decision Maker (“CODM’) and is responsible for assessing performance and allocating resources with respect to each Fund. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in their prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within the Funds’ financial statements.

J.Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. In addition, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash and are not taxable to the Funds, and are not distributed to shareholders. As such, these reclassifications result in adjustments to distributable earnings and paid-in capital accounts. For the Current Fiscal Period end, the following table shows the reclassifications made:

	Distributable Earnings	Paid-in Capital
BRES	$(260,706,981)	$260,706,981
BRNY	$(132,609,167)	$132,609,167

BURNEY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

NOTE 3 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

Empowered Funds, LLC dba EA Advisers (the “Adviser”) serves as the investment adviser to the Funds. Pursuant to investment advisory agreements (the “Advisory Agreements”) between the Trust, on behalf of the Funds, and the Adviser, the Adviser provides investment advice to each Fund and oversees the day-to-day operations of the Funds, subject to the direction and control of the Board and the officers of the Trust. Under the Advisory Agreements, the Adviser is also responsible for arranging transfer agency, custody, fund administration and accounting, and other non-distribution related services necessary for the Funds to operate. The Adviser administers the Funds’ business affairs, provides office facilities and equipment and certain clerical, bookkeeping and administrative services. The Adviser agrees to pay all expenses incurred by the Funds except for the fee paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), litigation expense (including class action-related services) and other non-routine or extraordinary expenses. The table below represents the annual rate based on average daily net assets that each Fund pays the Adviser monthly:

BRES	0.79%
BRNY	0.79%

The Burney Company (the “Sub-Adviser”) serves as investment sub-adviser to the Funds. Pursuant to an investment sub-advisory agreement (the “Sub-Advisory Agreement”) among the Trust, the Adviser and the Sub-Adviser, the Sub-Adviser is responsible for determining the investment exposures for the Funds, subject to the overall supervision and oversight of the Adviser and the Board.

U.S. Bancorp Fund Services, LLC (“Fund Services” or the “Administrator”), doing business as U.S. Bank Global Fund Services, acts as the Funds’ Administrator and, in that capacity, performs various administrative and accounting services for the Funds. The Administrator prepares various federal and state regulatory filings, reports, and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; and monitors the activities of the Funds’ Custodian, transfer agent, and fund accountant. Fund Services also serves as the transfer agent and fund accountant to the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of the Administrator, serves as the Funds’ Custodian.

NOTE 4 – PURCHASES AND SALES OF SECURITIES

For the Current Fiscal Period, purchases and sales of securities for each Fund, excluding short-term securities and in-kind transactions for each Fund were as follows:

	Purchases	Sales
BRES	$674,742,027	$605,276,530
BRNY	1,267,500,774	1,263,288,715

For the Current Fiscal Period, in-kind transactions associated with creations and redemptions for each Fund were as follows:

	Creations	Redemptions
BRES	$479,575,399	$511,110,596
BRNY	713,586,303	665,343,840

There were no purchases or sales of U.S. Government securities during the Current Fiscal Period for any of the respective Funds.

BURNEY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

NOTE 5 – TRANSACTIONS WITH AFFILIATES

Investments in issuers considered to be an affiliate of BRES during the Current Fiscal Period for purposes of Section
2(a)(3) of the Investment Company Act of 1940, as amended, were as follows for BRES:

BRNY(b)(c)
Value as of February 4, 2026(a)	$14,016,598
Additions	3,860,644
Reductions	(19,107,873)
Realized Gain (Loss)	9,351,665
Net Change in Unrealized Appreciation (Depreciation)	(8,121,034)
Value as of July 31, 2026	$—

Shares as of July 31, 2026	—
Dividend / Interest Income	$13,674

Capital Gain Distribution	$—

(a)	Inception date of Fund.
(b)	Market value and shares of securities as a result of a non-taxable exchange.
(c)	Security was affiliated during the period but is no longer held as of July 31, 2026.

NOTE 6 – TAX INFORMATION

The components of tax basis cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes for the Current Fiscal Period, for each Fund were as follows:

	BRES	BRNY
Tax cost of Investments	$578,514,217	$514,060,702
Gross tax unrealized appreciation	110,578,979	86,513,507
Gross tax unrealized depreciation	(15,296,926)	(18,772,192)
Net tax unrealized appreciation (depreciation)	$95,282,053	$67,741,315
Undistributed ordinary income	—	—
Undistributed long-term gain	—	—
Total distributable earnings	—	—
Other accumulated gain (loss)	(18,568,674)	(83,584,237)
Total accumulated gain (loss)	$76,713,379	$(15,842,922)

Under tax law, certain capital and foreign currency losses realized after October 31st and within the taxable year are deemed to arise on the first business day of the Fund’s next taxable year.

For the Current Fiscal Period ended, the Funds did not defer any post-October capital or late-year losses.

BURNEY ETFs

NOTES TO THE FINANCIAL STATEMENTS (CONTINUED)
July 31, 2026

For the Current Fiscal Period, each Fund had the following capital loss carryforwards that do not expire:

	Unlimited Short-Term	Unlimited Long-Term
BRES	$(17,498,783)	$(1,069,891)
BRNY	$(83,050,462)	$(533,775)

For the Current Fiscal Period, the Funds paid the following foreign withholding taxes:

BRES	$25,843
BRNY	41,340

 NOTE 7 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid by each Fund during the Current Fiscal Period and fiscal year ended July 31, 2025, were as follows:

	Current Fiscal Period		Fiscal Period Ended July 31, 2025
	Ordinary Income	Return of Capital	Ordinary Income
BRES(a)	$436,326	$612,204	N/A
BRNY	934,460	189,745	809,272
(a) Inception date of the Fund was February 4, 2026.

NOTE 8 – SUBSEQUENT EVENTS

In preparing these financial statements, management of the Funds have evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. There were no transactions that occurred during the period subsequent to the Current Fiscal Period that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of
Burney U.S. Equity Select ETF,
Burney U.S. Factor Rotation ETF and
The Board of Trustees of
EA Series Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Burney U.S. Equity Select ETF and Burney U.S. Factor Rotation ETF (the “Funds”), each a series of EA Series Trust (the “Trust”), including the schedules of investments, as of July 31, 2026, and with respect to Burney U.S. Equity Select ETF, the related statement of operations, the statement of changes in net assets and the financial highlights for the period February 4, 2026 (commencement of operations) to July 31, 2026, with respect to Burney U.S. Factor Rotation ETF, the related statement of operations for the year ended July 31, 2026, the statement of changes in net assets for each of the two years ended July 31, 2026 and the financial highlights for each of the three years ended July 31, 2026 and for the period October 13, 2022 (commencement of operations) to July 31, 2023 and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Funds as of July 31, 2026, and the results of its operations, the changes in its net assets and the financial highlights for the periods stated above, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB. We have served as the auditor of one or more of the funds in the Trust since 1999.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2026 by correspondence with the custodian and brokers; when replies were not received from the brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

TAIT, WELLER & BAKER LLP
Philadelphia, Pennsylvania
September 29, 2026

BURNEY ETFs

FEDERAL TAX INFORMATION (UNAUDITED)

For the Current Fiscal Period, certain dividends paid by the Funds may be subject to a maximum tax rate of 23.8%, as provided for by the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income were as follows:

BRES	100.00%
BRNY	100.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the Current Fiscal Period were as follows:

BRES	100.00%
BRNY	100.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under the Internal Revenue Section 871(k)(2)(C) for the Current Fiscal Period were as follows:

BRES	0.00%
BRNY	0.00%

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment
Companies.

There were no matters concerning changes in and disagreements with Accountants on accounting and financial disclosures required by Item 304 of Regulation S-K.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted during the period covered by the report to a vote of shareholders.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management
Investment Companies

Not applicable. The Independent Trustees are paid by the Adviser. See Note 3 to the Financial Statements under Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Burney U.S. Factor Rotation ETF
The Board (the members of which are referred to as “Trustees”) of the EA Series Trust (the “Trust”) met in-person on August 29, 2025 and September 4-5, 2025 to consider the approval of the continuation of the Advisory Agreement between the Trust, on behalf of the Burney U.S. Factor Rotation ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”), as well as to consider the approval of the continuation of the Sub-Advisory Agreement (together with the Advisory Agreement, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and The Burney Company (the “Sub-Adviser”), each for an additional one-year term.
In accordance with Section 15(c) of the 1940 Act, the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the continuation of the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the continuation of the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser at this meeting and throughout the year, including among other things information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services provided by the Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund, and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets, and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser.
Performance. The Board compared the Fund’s performance for periods ended June 30, 2025 to that of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. It was noted that the Adviser and the Sub-Adviser have consistently managed the Fund’s portfolio in accordance with its stated investment objective and strategies. The Board noted that, for the one-year, two-year, and since inception periods, the Fund outperformed the average of its peer group.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services being provided by the Adviser and the Sub-Adviser, respectively. The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board noted that the Fund’s management fee and net expense ratio were above the average for the Fund’s peer group. The Board noted that the Adviser believes that the fees are supported by holding more concentrated exposure in fewer holdings than any of the funds in the peer group, which requires additional attention to individual stock selection. The Board considered the Fund’s fee arrangement in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board considered the representations from the Adviser that it does not manage any other accounts that follow a strategy similar to that of the Fund. As it relates to the Sub-Adviser, the Board noted that the Sub-Adviser charges its separately managed account clients a higher fee for a strategy similar to that of the Fund’s.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed the profit and loss information provided by the Adviser with respect to the Fund and considered the Adviser’s profitability with respect to providing investment advisory services as well as non-advisory services. The Board also reviewed the same type of information provided by the Sub-Adviser. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to perform its obligations to the Fund for an additional annual period. The Board also reviewed the Sub-Adviser's costs associated with the personnel, systems and equipment necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies.
The Board also considered other expenses of the Fund the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, who serves as the sponsor of the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. In addition, the Adviser may benefit from continued growth in the Trust by potentially negotiating better fee arrangements with key vendors serving the Fund and other series in the Trust. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board also noted that the advisory and sub-advisory fees do not include breakpoints but concluded that it would continue to monitor the Fund’s growth and work with the Adviser and Sub-Adviser on possibly adding fee breakpoints in the future.
Conclusion. No single factor was determinative of the Board’s decision to approve the continuation of the Agreements for an additional annual term; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of the continuation of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Burney U.S. Equity Select ETF (BRES)
The Board of Trustees (the “Board”) of EA Series Trust (the “Trust”) met on July 18, 2025 to consider the approval of (i) the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the Burney U.S. Equity Select ETF (the “Fund”), and Empowered Funds, LLC dba EA Advisers (the “Adviser”) and (ii) the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together, the “Agreements”) among the Trust, on behalf of the Fund, the Adviser, and The Burney Company (the “Sub-Adviser”), each for an initial two-year term. In accordance with Section 15(c)

of the Investment Company Act of 1940 (the “1940 Act”), the Board requested, reviewed, and considered materials furnished by the Adviser and Sub-Adviser relevant to the Board’s consideration of whether to approve the Agreements. In connection with considering the approval of the Agreements, the Trustees who are not “interested persons” of the Trust, as that term is defined in the 1940 Act (the “Independent Trustees”), met in executive session with counsel to the Trust, who provided assistance and advice. In reaching the decision to approve the Agreements, the Board considered and reviewed information provided by the Adviser and Sub-Adviser, including, among other things, information about their respective personnel, operations, financial condition, and compliance programs. The Board also reviewed the proposed Agreements. During its review and consideration, the Board focused on and reviewed the factors it deemed relevant, including:
Nature, Quality, and Extent of Services. The Board was presented with and considered information concerning the nature, quality, and extent of the overall services expected to be provided by the Adviser and Sub-Adviser to the Fund. In this context, the Board considered the responsibilities of the Adviser, recognizing that the Adviser had invested significant time and effort in structuring the Trust and the Fund and arranging service providers for the Fund. In addition, the Board considered that the Adviser is responsible for providing investment advisory oversight services to the Fund, executing all Fund transactions, monitoring compliance with the Fund’s objectives, policies, and restrictions, and carrying out directives of the Board. The Board also considered the services expected to be provided by the Adviser in the oversight of the Trust’s administrator, transfer agent, and custodian. In addition, the Board evaluated the integrity of each of the Adviser’s and the Sub-Adviser’s personnel, the experience of the portfolio managers in managing assets and the adequacy of each of the Adviser’s and the Sub-Adviser’s resources to perform the services provided under the Agreements. The Board also considered the Adviser’s ongoing oversight responsibilities vis-à-vis the Sub-Adviser and the Board’s previous experience with the Sub-Adviser as the sub-adviser to another series of the Trust.
Performance. Performance information was not available for the Fund as it had not yet commenced investment operations. However, the Board was presented with information regarding the performance of certain separately managed accounts (SMAs) of the Sub-Adviser that utilize a similar strategy as the Fund. The Board noted that the SMAs had outperformed their respective benchmark for the one-year, three-year, five-year, and since-inception periods ended April 30, 2025.
Comparative Fees and Expenses. In considering the advisory fees and sub-advisory fees, the Board reviewed and considered the fees in light of the nature, quality, and extent of the services expected to be provided by the Adviser and the Sub-Adviser, respectively. The Board also considered the allocation of fees between the Adviser and the Sub-Adviser.
The Board compared the Fund’s management fee and net expense ratio to those of a peer group of ETFs determined by an independent consultant to the Trust to be highly suitable peers based on factors such as a fund’s strategy, geographic focus, portfolio concentration, and factor analyses. The Board noted that the Fund’s proposed management fee and net expense ratio were higher than those of the funds in the peer group. However, the Board further noted that the peer group consisted of only three funds deemed to be highly suitable peers by the independent consultant, and two of those three were part of large fund families that benefit from economies of scale not available to the Fund. The Board considered the Fund’s fee arrangement, in which the Adviser is responsible for paying most of the Fund’s operating expenses out of its resources, noting that comparisons with the Fund’s overall expense ratio may be more relevant than comparisons to management fees only.
With respect to the sub-advisory fee, the Board noted that it was payable solely by the Adviser. The Board also considered representations from the Adviser that it does not manage any other accounts that follow a similar strategy as the Fund. It was noted that the Sub-Adviser manages SMAs that follow a strategy similar to the Fund and are charged a higher management fee than the Fund. The Board considered the Sub-Adviser’s description of services provided to the various SMAs and its explanation for the differences in fees charged.
Costs and Profitability. The Board further considered information regarding the potential profits, if any, that may be realized by each of the Adviser and the Sub-Adviser in connection with providing their respective services to the Fund. The Board reviewed estimated profit and loss information provided by each of the Adviser and the Sub-Adviser with respect to the Fund and estimated data regarding the proposed advisory and sub-advisory fees. The Board also reviewed the costs associated with the personnel, systems, and resources necessary to manage the Fund and to meet the regulatory and compliance requirements adopted by the SEC and other regulatory bodies. The Board also considered other expenses of the Fund that the Adviser would pay in accordance with the Advisory Agreement. The Board took into consideration that, pursuant to the Advisory Agreement, the Adviser agreed to pay all expenses incurred by the Fund except for the fees paid to the Adviser pursuant to the Advisory Agreement, payments under any distribution plan adopted pursuant to Rule 12b-1, brokerage expenses, acquired fund fees and expenses, taxes, interest (including borrowing costs), the fees and expenses associated with the Fund’s securities lending program, litigation expenses and other non-routine or extraordinary expenses. The Board also considered the respective financial obligations of the Adviser, as well as the Sub-Adviser, which serves as the sponsor of the Fund. The Board discussed the financial condition of the Sub-Adviser, noting that the Sub-Adviser has sufficient capital to maintain its commitment to the Fund.
Other Benefits. The Board further considered the extent to which the Adviser or the Sub-Adviser might derive ancillary benefits from the Fund’s operations. The Board noted that any ancillary benefits to the Adviser or Sub-Adviser were not expected to be material.
Economies of Scale. The Board also considered whether economies of scale would be realized by the Fund as its assets grow larger, including the extent to which this is reflected in the level of fees to be charged. The Board noted that the proposed advisory and sub-advisory fees do not include breakpoints but concluded that it was premature to meaningfully evaluate potential economies of scale given that the Fund is new.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreements; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including the Independent Trustees, unanimously determined that the Advisory Agreement and Sub-Advisory Agreement, including the compensation payable under each Agreement, were fair and reasonable to the Fund. The Board, including the Independent Trustees, unanimously determined that the approval of each of the Advisory Agreement and the Sub-Advisory Agreement was in the best interests of the Fund and its shareholders.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a) The Registrant’s President (principal executive officer) and Treasurer (principal financial officer) have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d‑15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.
(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

There have been no required recovery of erroneously awarded incentive based compensation to an executive officer from the registrant that required an accounting restatement.

Item 19. Exhibits.

(a)	(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2)
Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3)
A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable.

(5)	Change in the registrant’s independent public accountant. Not Applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	EA Series Trust

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Wesley R. Gray, PhD.
Wesley R. Gray, PhD., President (principal executive officer)

Date:	September 29, 2026

By (Signature and Title)	/s/ Sean R. Hegarty, CPA
Sean R. Hegarty, CPA, Treasurer (principal financial officer)

Date:	September 29, 2026